Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2012
Annual Future Minimum Payments Under Operating Leases

Annual future minimum payments under these operating leases were as follows as of December 31, 2011 (in thousands):

	Data Centers	Office Leases	Total
Years Ended December 31,
2012	$8,284	$2,795	$11,079
2013	8,587	2,247	10,834
2014	3,270	2,409	5,679
2015	197	1,724	1,921
2016	—	1,661	1,661
Thereafter	—	3,603	3,603

Total minimum lease payments	$20,338	$14,439	$34,777

Annual Future Minimum Payments Under Operating Leases / Facility Exit Obligation

Annual future minimum payments under our operating leases were as follows as of September 30, 2012 (unaudited) (in thousands):

	Data Centers	Office Leases	Total
Fiscal Period:
Remaining three months ended December 31, 2012	$2,982	$916	$3,898
2013	8,174	5,395	13,569
2014	5,314	5,162	10,476
2015	546	4,837	5,383
2016	—	5,044	5,044
Thereafter	—	18,392	18,392

Total minimum lease payments	$17,016	$39,746	$56,762